Administration of the Plan	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Nonparticipant-Directed Investment [Line Items]
Administration of the Plan	Administration of the Plan
The Plan is administered by the C&T Committee, which consists of not less than two members of the Company's Board of Directors, all of whom serve at the pleasure of the Board. The C&T Committee has full power to administer the Plan, including, but not limited to, the authority to make and enforce rules and regulations, to interpret the Plan's provisions, to compute amounts payable under the Plan and to authorize disbursements from the Plan and the Trust. In December 2025, the C&T Committee delegated certain administrative responsibilities to management committees, including with respect to oversight of investment related matters. Members of the management committees are employees of the Company and are appointed by the C&T Committee.
Certain administrative functions are performed by employees of the Company, or its subsidiaries. No such employees receive compensation from the Plan.